UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________.

[ ]	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ___________________to _____________.

[X]	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2015 to December 31, 2015.

Date of Report (Date of earliest event reported):

February 8, 2016 (January 1, 2015)

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CIT Strategic Finance, Inc.

(Exact name of securitizer as specified in its charter)

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025-01610	0001474221
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John Erskine, Assistant General Counsel, (973) 740-5000

Name and telephone number, including area code,

of the person to contact in connection with this filing

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), CIT Strategic Finance, Inc., (formerly known as Student Loan Xpress, Inc.), as securitizer, has indicated by check mark that there is no activity to report for the annual period ended on December 31, 2015.

On April 20, 2015, Student Loan Xpress, Inc. changed its name to “CIT Strategic Finance, Inc.” with the Office of the Secretary of State of the State of Delaware.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CIT STRATEGIC FINANCE, INC.
(Securitizer)

By:	/s/ Mark A. Carlson
Name: Mark A. Carlson
Title: Senior Vice President & Treasury Controller

Date: February 8, 2016